LEASES - Maturities of finance lease liabilities (Details) ₫ in Millions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
Maturities of finance lease liabilities
Less than 1 year	₫ 195,748	$ 7,792,206	₫ 11,649
From 1 to 2 years	202,207	8,049,321	12,204
From 2 to 3 years	279,637	11,131,603	12,204
From 3 to 4 years	359,622	14,315,593	12,814
From 4 to 5 years	446,994	17,793,639	13,424
Thereafter	83,499,665	3,323,898,929	959,982
TOTAL	84,983,873	3,382,981,291	1,022,277
Less: Imputed interest	81,407,370	3,240,610,246	932,997
Present value of lease obligations	3,576,503	142,371,044	89,280
Less: Current portion	195,748	7,792,206	11,650
Non-current portion of lease obligations	₫ 3,380,755	$ 134,578,838	₫ 77,630